Share-based compensation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2018
2018 Equity Incentive Plan | Class A ordinary shares
Share-based compensation
Ordinary shares Held in trust					51,624,000
Share-Based Compensation Arrangement By Share-Based Payment Award Cumulative Annual Increase Percentage	15.00%
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	3.00%
Employee Stock Option
Share-based compensation
Unrecognized compensation expense related to share options		$ 0
Restricted Share Units
Share-based compensation
Restricted share units granted		229,907,010	494,060,175	102,323,925
Unrecognized compensation expense		$ 48,664
Weighted-average period for recognization of unrecognized compensation expense related to share options		38 months
Fair value of vested shares		$ 28,977	$ 16,415	$ 30,812
Fair value of unvested shares		$ 53,561
Restricted Share Units | Amended 2018 Plan
Share-based compensation
Restricted share units granted		229,907,010
Requisite service period		5 years